SEGMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENTS

NOTE 7 - SEGMENTS

Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the Company’s Chief Operating Decision Maker (“CODM”) to make decisions with respect to resource allocation and assessment of performance. To date, the Company has viewed its operations and manages its business as one operating segment. The results of its operating segment are reviewed monthly by the Company’s Chief Executive Officer and President, who has been identified as the CODM.

The CODM regularly assesses the performance of the single operating segment and reporting segment and decides how to allocate resources based on net income calculated on the same basis as net income reported in the Company’s statements of operations. The CODM is also regularly provided with expense information at a level consistent with that disclosed in the Company’s statements of operations.

Note 10 - SEGMENTS

Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the Company’s Chief Operating Decision Maker (“CODM”) to make decisions with respect to resource allocation and assessment of performance. To date, the Company has viewed its operations and manages its business as one operating segment. The results of its operating segment are reviewed monthly by the Company’s Chief Executive Officer and President, who has been identified as the CODM.

The CODM regularly assesses the performance of the single operating segment and reporting segment and decides how to allocate resources based on net income calculated on the same basis as net income reported in the Company’s statements of operations. The CODM is also regularly provided with expense information at a level consistent with that disclosed in the Company’s statements of operations.